Summary of significant accounting policies (Details 4)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Total	$ 3,192,452	¥ 22,853,488	¥ 17,587,961
Shanghai Weimu [Member]
Total	651,203	4,661,702	4,495,040
Viwo Tech [Member]
Total	$ 2,541,249	¥ 18,191,786	¥ 13,092,921